Commitments and Contingencies - Litigation (Details)					1 Months Ended
	Dec. 09, 2016 USD ($)	Mar. 22, 2016 USD ($)	May 07, 2012 USD ($)	Dec. 09, 2010 USD ($)	Jul. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Jan. 06, 2016 well	Jan. 09, 2015 well	Jan. 19, 2010 producing_well well	Apr. 30, 2008 well
Oz Gas Corporation v. Remuda Operating Company, et al. v. Victory Energy Corporation
Loss Contingencies [Line Items]
Number of oil wells subject to litigation | well										1
Interest in oil and gas well										50.00%
Litigation settlement amount outstanding		$ 140,000				$ 65,000
Payments for legal settlements		14,000
Monthly payments amount for litigation settlement		$ 7,500
Aurora Energy Partners and Victory Energy Corporation v. Crooked Oaks
Loss Contingencies [Line Items]
Agreed upon selling price of property, plant, and equipment			$ 400,000
Proceeds from sale of property, plant, and equipment			200,000
Divestiture of business, receivable, past due			$ 200,000
Trilogy Operating, Inc. v. Aurora Energy Partners
Loss Contingencies [Line Items]
Number of oil wells subject to litigation | well							7	4
TELA Garwood v. Aurora Energy Partners and Victory Energy Corporation
Loss Contingencies [Line Items]
Payments to acquire working interest					$ 3,050,133
Litigation settlement amount	$ 320,000
Victory v. Jim Dial, et al.
Loss Contingencies [Line Items]
Number of oil wells subject to litigation | well									6
Litigation settlement amount				$ 17,183,987
Victory v. Jim Dial, et al. | Pending Litigation
Loss Contingencies [Line Items]
Number of oil wells subject to litigation | producing_well									6
Litigation settlement amount				$ 17,183,987
Oz Gas Corporation [Member] | Oz Gas Corporation v. Remuda Operating Company, et al. v. Victory Energy Corporation
Loss Contingencies [Line Items]
Number of oil wells subject to litigation | well										2